Nationwide Investor Destinations Aggressive Fund
FUND SUMMARY: NATIONWIDE INVESTOR DESTINATIONS AGGRESSIVE FUND
Objective
The Fund seeks to maximize total investment return for an aggressive level of risk.
Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in "Investing with Nationwide Funds" commencing on page 28 of this Prospectus and in "Additional Information on Purchases and Sales" commencing on page 66 of the Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide Investor Destinations Aggressive Fund	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Service Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Investor Destinations Aggressive Fund	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Service Class Shares	Institutional Class Shares
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses	0.10%	0.08%	0.08%	0.22%	0.23%	0.08%
Acquired Fund Fees and Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.74%	1.47%	1.47%	1.11%	0.87%	0.47%

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nationwide Investor Destinations Aggressive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	646	798	963	1,441
Class B Shares	650	765	1,003	1,466
Class C Shares	250	465	803	1,757
Class R2 Shares	113	353	612	1,352
Service Class Shares	89	278	482	1,073
Institutional Class Shares	48	151	263	591

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption - Nationwide Investor Destinations Aggressive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	150	465	803	1,466
Class C Shares	150	465	803	1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.70% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds" that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Mutual Funds (each, an "Underlying Fund" or collectively, "Underlying Funds"). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective primarily by seeking growth of capital. Through investments in the Underlying Funds, the Fund invests heavily in equity securities, such as common stocks of U.S. and international companies (including small- and mid-cap companies). As of the date of this Prospectus, the Fund allocates approximately 65% of its net assets in U.S. stocks and approximately 30% in international stocks. The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks. The Fund is also designed for investors with long time horizons, who want to maximize their long-term returns and who have a high tolerance for possible short-term losses.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Small- and mid-cap risk – smaller to medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund's performance and that of the index may be negatively affected by the Underlying Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in the Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund's value and total return.

Strategy risk – there is the risk that the investment adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund's asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss. There also is no guarantee that the Underlying Funds will achieve their investment objectives.

If the value of the Fund's investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund's potential risks. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter: 18.74% – 2nd qtr. of 2009 Worst Quarter: -21.16% – 4th qtr. of 2008

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class R2 and Institutional Class shares are October 1, 2003 and December 29, 2004, respectively. Pre-inception historical performance for Class R2 shares is based on the previous performance of Class B shares. Pre-inception historical performance for Institutional Class shares is based on the previous performance of Service Class shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns For the Periods Ended December 31, 2011:
Average Annual Total Returns - Nationwide Investor Destinations Aggressive Fund		1 Year	5 Years	10 Years	Inception Date
Class A Shares		(9.49%)	(2.36%)	3.25%
Class A Shares After Taxes on Distributions		(9.73%)	(3.13%)	2.60%
Class A Shares After Taxes on Distributions and Sales of Shares		(5.83%)	(2.12%)	2.66%
Class B Shares		(9.30%)	(2.20%)	3.13%
Class C Shares		(5.64%)	(1.90%)	3.12%
Class R2 Shares		(4.39%)	(1.54%)	3.50%	Oct. 01, 2003
Service Class Shares		(4.10%)	(1.31%)	3.75%
Institutional Class Shares		(3.68%)	(0.91%)	4.07%	Dec. 29, 2004
Standard & Poor's (S&P) 500 Index (The Index does not pay sales charges, fees or expenses.)		2.11%	(0.25%)	2.92%
Aggressive Fund Composite Index (The Index does not pay salescharges, fees or expenses.)	[1]	2.51%	0.20%	3.16%
[1]	The Aggressive Fund Composite Index is an unmanaged, hypothetical combination of the S&P 500® Index (95%) and the Barclays Capital U.S. Aggregate Bond Index (5%). The Index is a hypothetical representation of each of the Fund's asset classes according to their respective weightings.